Income Taxes - Income Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax based on statutory rates	$ 24,189	$ 124,751
Realized tax loss on properties		(637,500)
Benefit of REIT distributions	(24,189)	512,479
Total tax provision
Loan origination fees	157,196	118,615
Loan and bond loss provisions	468,289	390,896
Real-estate impairment	302,139	286,389
Valuation allowance	(927,624)	(796,350)
Total income tax